COST OF SALES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
COST OF SALES

15.	COST OF SALES

Cost of sales excluding depletion, depreciation and amortization are costs that directly relate to production and generation of revenues at the operating segments. Significant components of cost of sales are comprised of the following:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Consumables and materials	3,716	2,590	7,761	4,957
Energy	1,009	566	2,063	1,282
Insurance	701	707	1,656	1,532
Mining and plant maintenance costs	24,098	19,435	47,142	38,063
Other costs	517	(148)	(422)	(406)
Production Costs	30,041	23,150	58,200	45,428
Transportation and other selling costs	4,467	3,508	8,112	7,444
Mining royalties expense(1)	2,349	1,002	5,511	2,350
Finished goods inventory changes	(2,933)	1,163	(3,223)	2,425
Change in estimate of decommissioning provisions (note 12(a))	(4,657)	-	(4,657)	-
Cost of sales – mining operations	29,267	28,823	63,943	57,647

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Purchased ore costs(2)	26,899	9,703	69,738	15,653
Ore processing costs	7,910	4,385	17,481	7,853
Finished goods inventory changes	(7,705)	(343)	(17,428)	(707)
Change in estimate of decommissioning provisions (note 12(a))	(1,848)	-	(1,848)	-
Cost of sales – ore processing	25,256	13,745	67,943	22,799

(1)	Mining royalty expense includes a 1% royalty on silver revenue payable to the Mexican government and mining royalties payable to the Bolivian government based upon 5% zinc and 6% silver gross sales revenue from Bolivian mining operations.

(2)	Purchased ore costs are the amounts paid to third-party miners for the purchase of ore from mineral properties not owned by the Company which is then processed and sold by the Company to generate sales revenue (refer to note 14(b)). The amount paid to third-party miners is based upon the ore’s metal content and prevailing metal prices at the time of purchase.